SIGNIFICANT ACCOUNTING POLICIES - Depreciation of right-of-use asset (Details)	12 Months Ended
Dec. 31, 2020
Buildings | Bottom of range
Depreciation of right-of-use asset
Right-of-use assets, Useful life (in years)	2 years 6 months
Buildings | Top of range
Depreciation of right-of-use asset
Right-of-use assets, Useful life (in years)	10 years 8 months 1 day
Motor vehicles | Bottom of range
Depreciation of right-of-use asset
Right-of-use assets, Useful life (in years)	3 years
Motor vehicles | Top of range
Depreciation of right-of-use asset
Right-of-use assets, Useful life (in years)	4 years